OFFICE AND MISCELLANEOUS (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES

	For the three months ended March 31,
	2024	2023
Advertising, Marketing, and Investor Relations	$110,073	$2,306,452
Compliance fees	64,031	27,307
Impairment of accounts receivable	-	198,513
Contract Work	-	47,081
Other	172,166	221,299
	$346,270	$2,800,652